Organization, Consolidation and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Principal Activities
Schedule of Company's principal subsidiaries, VIE and subsidiaries of the VIE

As of December 31, 2023, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Percentage of
	Date of		direct or indirect
	incorporation/	Place of	ownership by the
Entity	acquisition	incorporation	Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Quhuo International Trade (HK) Limited (“Quhuo International”)	January 11, 2023	Hong Kong	51%	Vehicle export
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE
Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd. (“Hainan Quxing”)	November 5, 2020	PRC	Nil	Freight service

Schedules of financial position, financial performance, and cash flows of the VIEs

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	87,579	43,690	6,154
Restricted cash	5,579	1,271	179
Short-term investments	2,500	—	—
Accounts receivable	495,046	475,992	67,042
Prepayments and other current assets	53,515	66,777	9,405
Inter-group balance due from Parent and WFOE	18	—	—
Amounts due from related parties	3,876	253	36
Total current assets	648,113	587,983	82,816
Non-current assets:
Property and equipment, net	11,251	14,517	2,045
Intangible assets, net	101,603	82,818	11,665
Right-of-use assets, net	5,562	6,217	876
Goodwill	65,481	65,481	9,223
Deferred tax assets	12,000	21,974	3,095
Other non-current assets	140,272	141,383	19,913
Total non-current assets	336,169	332,390	46,817
Total assets	984,282	920,373	129,633
LIABILITIES:
Current liabilities:
Accounts payable	293,281	247,188	34,816
Accrued expenses and other current liabilities	68,821	58,345	8,218
Short-term debt	65,434	92,653	13,050
Short-term lease liabilities	3,276	3,906	550
Inter-group balance due to Parent and WFOE	58,489	44,054	6,205
Total current liabilities	489,301	446,146	62,839
Non-current liabilities:
Deferred tax liabilities	814	4,689	660
Long-term debt	1,303	7,533	1,061
Long-term lease liabilities	1,103	1,434	202
Other non-current liabilities	66,880	54,484	7,674
Total non-current liabilities	70,100	68,140	9,597
Total liabilities	559,401	514,286	72,436

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue	4,025,279	3,820,378	3,547,932	499,716
Net (loss)/income	(120,539)	61,939	22,230	3,131

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash (used in)/provided by operating activities	(27,699)	114,059	(74,965)	(10,559)
Net cash (used in)/provided by investing activities	(112,604)	39,767	2,552	359
Net cash provided by/(used in) financing activities	68,673	(82,140)	24,221	3,411
Effect of exchange rate changes on cash	—	(306)	(6)	(1)
Net (decrease)/increase in cash	(71,630)	71,380	(48,198)	(6,790)